Critical accounting judgements and key sources of estimation uncertainty - Disclosure of Generation of Multiple Economic Assumptions by Quarter and by Year (Details)	Jun. 30, 2022	Dec. 31, 2021
Upside
Five year average [Abstract]
Gross domestic product	2.00%	3.00%
Unemployment rate	3.10%	3.70%
House price growth	5.20%	5.10%
Commercial real estate price growth	2.10%	3.70%
UK Bank Rate	2.68%	1.43%
CPI inflation	4.10%	3.50%
Base case
Five year average [Abstract]
Gross domestic product	1.70%	2.90%
Unemployment rate	4.30%	4.40%
House price growth	1.20%	2.10%
Commercial real estate price growth	(1.10%)	1.20%
UK Bank Rate	1.94%	0.85%
CPI inflation	3.80%	3.00%
Downside
Five year average [Abstract]
Gross domestic product	1.40%	2.80%
Unemployment rate	5.80%	5.60%
House price growth	(4.20%)	(3.10%)
Commercial real estate price growth	(5.30%)	(2.60%)
UK Bank Rate	1.02%	0.47%
CPI inflation	3.50%	2.80%
Severe downside
Five year average [Abstract]
Gross domestic product	0.80%	2.10%
Unemployment rate	7.80%	7.30%
House price growth	(9.10%)	(6.90%)
Commercial real estate price growth	(10.60%)	(6.80%)
UK Bank Rate		0.08%
CPI inflation		2.40%
UK Bank Rate – modelled	0.31%
UK Bank Rate – adjusted	3.04%
CPI inflation – modelled	2.70%
CPI inflation – adjusted	5.90%
Probability-weighted
Five year average [Abstract]
Gross domestic product	1.60%	2.80%
Unemployment rate	4.70%	4.80%
House price growth	(0.20%)	0.60%
Commercial real estate price growth	(2.30%)	0.10%
UK Bank Rate		0.83%
CPI inflation		3.10%
UK Bank Rate – modelled	1.72%
UK Bank Rate – adjusted	1.99%
CPI inflation – modelled	3.70%
CPI inflation – adjusted	4.00%
Upside | 2021
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product		7.10%
Unemployment rate		4.40%
House price growth		10.10%
Commercial real estate price growth		12.40%
UK Bank Rate		0.14%
CPI inflation		2.60%
Upside | 2022
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	3.50%	4.00%
Unemployment rate	3.10%	3.30%
House price growth	3.20%	2.60%
Commercial real estate price growth	9.20%	5.80%
UK Bank Rate	1.64%	1.44%
CPI inflation	8.60%	5.90%
Upside | 2023
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	1.20%	1.40%
Unemployment rate	2.70%	3.40%
House price growth	3.60%	4.90%
Commercial real estate price growth	1.80%	0.70%
UK Bank Rate	3.12%	1.74%
CPI inflation	5.50%	3.30%
Upside | 2024
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	1.80%	1.30%
Unemployment rate	2.90%	3.50%
House price growth	9.30%	4.70%
Commercial real estate price growth	0.90%	1.00%
UK Bank Rate	2.97%	1.82%
CPI inflation	2.50%	2.60%
Upside | 2025
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	1.70%	1.40%
Unemployment rate	3.20%	3.70%
House price growth	5.90%	3.60%
Commercial real estate price growth	(0.90%)	(0.60%)
UK Bank Rate	2.88%	2.03%
CPI inflation	1.90%	3.30%
Upside | 2026
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	1.70%
Unemployment rate	3.40%
House price growth	4.30%
Commercial real estate price growth	(0.20%)
UK Bank Rate	2.78%
CPI inflation	2.20%
Base case | 2021
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product		7.10%
Unemployment rate		4.50%
House price growth		9.80%
Commercial real estate price growth		10.20%
UK Bank Rate		0.14%
CPI inflation		2.60%
Base case | 2021 Q1
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product		(1.30%)
Unemployment rate		4.90%
House price growth		6.50%
Commercial real estate price growth		(2.90%)
UK Bank Rate		0.10%
CPI inflation		0.60%
Base case | 2021 Q2
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product		5.40%
Unemployment rate		4.70%
House price growth		8.70%
Commercial real estate price growth		3.40%
UK Bank Rate		0.10%
CPI inflation		2.10%
Base case | 2021 Q3
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product		1.10%
Unemployment rate		4.30%
House price growth		7.40%
Commercial real estate price growth		7.50%
UK Bank Rate		0.10%
CPI inflation		2.80%
Base case | 2021 Q4
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product		0.40%
Unemployment rate		4.30%
House price growth		9.80%
Commercial real estate price growth		10.20%
UK Bank Rate		0.25%
CPI inflation		4.90%
Base case | 2022
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	3.30%	3.70%
Unemployment rate	3.80%	4.30%
House price growth	1.80%	0.00%
Commercial real estate price growth	1.80%	(2.20%)
UK Bank Rate	1.44%	0.81%
CPI inflation	8.60%	5.90%
Base case | 2022 Q1
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	0.80%	0.10%
Unemployment rate	3.70%	4.40%
House price growth	11.10%	8.40%
Commercial real estate price growth	18.00%	8.40%
UK Bank Rate	0.75%	0.50%
CPI inflation	6.20%	5.30%
Base case | 2022 Q2
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	(0.40%)	1.50%
Unemployment rate	3.80%	4.30%
House price growth	10.50%	6.10%
Commercial real estate price growth	15.30%	5.20%
UK Bank Rate	1.25%	0.75%
CPI inflation	9.10%	6.50%
Base case | 2022 Q3
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	0.10%	0.50%
Unemployment rate	3.80%	4.30%
House price growth	6.80%	3.20%
Commercial real estate price growth	9.50%	0.90%
UK Bank Rate	1.75%	1.00%
CPI inflation	9.30%	6.30%
Base case | 2022 Q4
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	0.20%	0.30%
Unemployment rate	3.90%	4.30%
House price growth	1.80%	0.00%
Commercial real estate price growth	1.80%	(2.20%)
UK Bank Rate	2.00%	1.00%
CPI inflation	10.00%	5.30%
Base case | 2023
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	0.60%	1.50%
Unemployment rate	4.20%	4.40%
House price growth	(1.40%)	0.00%
Commercial real estate price growth	(5.00%)	(1.90%)
UK Bank Rate	2.25%	1.00%
CPI inflation	5.50%	3.00%
Base case | 2023 Q1
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	0.20%
Unemployment rate	4.00%
House price growth	(2.20%)
Commercial real estate price growth	(4.30%)
UK Bank Rate	2.25%
CPI inflation	9.00%
Base case | 2023 Q2
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	0.20%
Unemployment rate	4.20%
House price growth	(4.10%)
Commercial real estate price growth	(6.30%)
UK Bank Rate	2.25%
CPI inflation	5.40%
Base case | 2023 Q3
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	0.40%
Unemployment rate	4.30%
House price growth	(3.70%)
Commercial real estate price growth	(5.30%)
UK Bank Rate	2.25%
CPI inflation	5.00%
Base case | 2023 Q4
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	0.40%
Unemployment rate	4.30%
House price growth	(1.40%)
Commercial real estate price growth	(5.00%)
UK Bank Rate	2.25%
CPI inflation	2.80%
Base case | 2024
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	1.50%	1.30%
Unemployment rate	4.40%	4.40%
House price growth	3.40%	0.50%
Commercial real estate price growth	(1.60%)	0.10%
UK Bank Rate	2.00%	1.06%
CPI inflation	2.20%	1.60%
Base case | 2025
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	1.60%	1.30%
Unemployment rate	4.50%	4.50%
House price growth	1.20%	0.70%
Commercial real estate price growth	(1.30%)	0.60%
UK Bank Rate	2.00%	1.25%
CPI inflation	1.30%	2.00%
Base case | 2026
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	1.70%
Unemployment rate	4.50%
House price growth	1.00%
Commercial real estate price growth	0.80%
UK Bank Rate	2.00%
CPI inflation	1.50%
Downside | 2021
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product		7.10%
Unemployment rate		4.70%
House price growth		9.20%
Commercial real estate price growth		8.60%
UK Bank Rate		0.14%
CPI inflation		2.60%
Downside | 2022
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	3.00%	3.40%
Unemployment rate	4.50%	5.60%
House price growth	(0.10%)	(4.90%)
Commercial real estate price growth	(4.40%)	(10.10%)
UK Bank Rate	1.25%	0.45%
CPI inflation	8.70%	5.80%
Downside | 2023
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	(0.10%)	1.30%
Unemployment rate	6.00%	5.90%
House price growth	(7.60%)	(7.80%)
Commercial real estate price growth	(11.90%)	(7.00%)
UK Bank Rate	1.23%	0.52%
CPI inflation	5.50%	2.80%
Downside | 2024
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	1.10%	1.10%
Unemployment rate	6.30%	5.80%
House price growth	(4.60%)	(6.60%)
Commercial real estate price growth	(5.50%)	(3.40%)
UK Bank Rate	0.80%	0.55%
CPI inflation	1.80%	1.30%
Downside | 2025
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	1.40%	1.20%
Unemployment rate	6.10%	5.70%
House price growth	(5.10%)	(4.70%)
Commercial real estate price growth	(3.60%)	(0.30%)
UK Bank Rate	0.85%	0.69%
CPI inflation	0.60%	1.60%
Downside | 2026
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	1.70%
Unemployment rate	5.90%
House price growth	(3.50%)
Commercial real estate price growth	(0.70%)
UK Bank Rate	0.95%
CPI inflation	0.70%
Severe downside | 2021
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product		6.80%
Unemployment rate		4.90%
House price growth		9.10%
Commercial real estate price growth		5.80%
UK Bank Rate		0.14%
CPI inflation		2.60%
Severe downside | 2022
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	1.60%	0.90%
Unemployment rate	5.80%	7.70%
House price growth	(1.60%)	(7.30%)
Commercial real estate price growth	(14.90%)	(19.60%)
UK Bank Rate		0.04%
CPI inflation		5.80%
UK Bank Rate – modelled	0.76%
UK Bank Rate – adjusted	2.94%
CPI inflation – modelled	8.60%
CPI inflation – adjusted	9.80%
Severe downside | 2023
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	(1.80%)	0.40%
Unemployment rate	8.70%	8.50%
House price growth	(14.00%)	(13.90%)
Commercial real estate price growth	(20.90%)	(12.10%)
UK Bank Rate		0.06%
CPI inflation		2.30%
UK Bank Rate – modelled	0.18%
UK Bank Rate – adjusted	4.75%
CPI inflation – modelled	5.10%
CPI inflation – adjusted	13.70%
Severe downside | 2024
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	1.00%	1.00%
Unemployment rate	8.70%	8.10%
House price growth	(12.30%)	(12.50%)
Commercial real estate price growth	(11.00%)	(5.30%)
UK Bank Rate		0.08%
CPI inflation		0.50%
UK Bank Rate – modelled	0.18%
UK Bank Rate – adjusted	3.00%
CPI inflation – modelled	0.90%
CPI inflation – adjusted	4.10%
Severe downside | 2025
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	1.40%	1.40%
Unemployment rate	8.30%	7.60%
House price growth	(10.50%)	(8.40%)
Commercial real estate price growth	(5.60%)	(0.50%)
UK Bank Rate		0.09%
CPI inflation		0.90%
UK Bank Rate – modelled	0.21%
UK Bank Rate – adjusted	2.25%
CPI inflation – modelled	(0.50%)
CPI inflation – adjusted	1.70%
Severe downside | 2026
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	1.60%
Unemployment rate	7.70%
House price growth	(6.40%)
Commercial real estate price growth	1.00%
UK Bank Rate – modelled	0.24%
UK Bank Rate – adjusted	2.25%
CPI inflation – modelled	(0.50%)
CPI inflation – adjusted	0.10%
Probability-weighted | 2021
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product		7.00%
Unemployment rate		4.60%
House price growth		9.60%
Commercial real estate price growth		9.90%
UK Bank Rate		0.14%
CPI inflation		2.60%
Probability-weighted | 2022
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	3.10%	3.40%
Unemployment rate	4.00%	4.70%
House price growth	1.30%	(1.40%)
Commercial real estate price growth	0.50%	(3.90%)
UK Bank Rate		0.82%
CPI inflation		5.90%
UK Bank Rate – modelled	1.37%
UK Bank Rate – adjusted	1.59%
CPI inflation – modelled	8.60%
CPI inflation – adjusted	8.80%
Probability-weighted | 2023
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	0.30%	1.30%
Unemployment rate	4.70%	5.00%
House price growth	(3.00%)	(2.30%)
Commercial real estate price growth	(6.60%)	(3.70%)
UK Bank Rate		0.99%
CPI inflation		2.90%
UK Bank Rate – modelled	2.00%
UK Bank Rate – adjusted	2.46%
CPI inflation – modelled	5.50%
CPI inflation – adjusted	6.30%
Probability-weighted | 2024
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	1.50%	1.20%
Unemployment rate	5.00%	5.00%
House price growth	1.20%	(1.70%)
Commercial real estate price growth	(3.00%)	(1.20%)
UK Bank Rate		1.04%
CPI inflation		1.70%
UK Bank Rate – modelled	1.75%
UK Bank Rate – adjusted	2.03%
CPI inflation – modelled	2.00%
CPI inflation – adjusted	2.30%
Probability-weighted | 2025
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	1.50%	1.30%
Unemployment rate	5.00%	4.90%
House price growth	(0.50%)	(1.00%)
Commercial real estate price growth	(2.30%)	(0.10%)
UK Bank Rate		1.20%
CPI inflation		2.20%
UK Bank Rate – modelled	1.74%
UK Bank Rate – adjusted	1.94%
CPI inflation – modelled	1.10%
CPI inflation – adjusted	1.30%
Probability-weighted | 2026
Schedule Of Key Economic Assumptions [Line Items]
Gross domestic product	1.70%
Unemployment rate	4.90%
House price growth	(0.10%)
Commercial real estate price growth	0.10%
UK Bank Rate – modelled	1.75%
UK Bank Rate – adjusted	1.95%
CPI inflation – modelled	1.30%
CPI inflation – adjusted	1.30%